Other revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Revenue from card networks	R$ 81,740	R$ 52,317	R$ 0
Credit-related fee and commission income	73,650	135,260	150,401
Capital gains of other revenue	55,538	41,785	66,363
Revenue from sale of goods	24,245	20,600	17,032
Other values of other revenues	98,398	37,017	54,886
Other revenue	R$ 333,571	R$ 286,979	R$ 288,682